Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of Future Minimum Lease Cash Inflows Under Non-cancellable Operating Leases - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Future Minimum Lease Cash Inflows Under Non-cancellable Operating Leases [Line Items]
Total	$ 10,341	$ 9,339
Due within 1 year
Schedule of Future Minimum Lease Cash Inflows Under Non-cancellable Operating Leases [Line Items]
Total	1,998	1,246
Due after 1 year but within 2 years
Schedule of Future Minimum Lease Cash Inflows Under Non-cancellable Operating Leases [Line Items]
Total	2,247	2,031
Due after 2 years but within 3 years
Schedule of Future Minimum Lease Cash Inflows Under Non-cancellable Operating Leases [Line Items]
Total	1,229	1,134
Due after 3 years but within 4 years
Schedule of Future Minimum Lease Cash Inflows Under Non-cancellable Operating Leases [Line Items]
Total	1,089	870
Due after 4 years but within 5 years
Schedule of Future Minimum Lease Cash Inflows Under Non-cancellable Operating Leases [Line Items]
Total	890	765
Due after 5 years
Schedule of Future Minimum Lease Cash Inflows Under Non-cancellable Operating Leases [Line Items]
Total	$ 2,888	$ 3,293